25 Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Schedule of earnings per share, basic and diluted

Accordingly, basic and diluted earnings per share are equal.

	2020	2019	2018

Earnings attributable to Company’s owners	973,318	3,367,517	2,835,068
Weighted average number of common shares issued	683,509,869	683,509,869	683,509,869

Basic and diluted earnings per share (reais per share)	1.42	4.93	4.15